Colonial Global Equity fund

                  Supplement to Prospectus dated March 1, 1999

Effective immediately, Gita Rao no longer co-manages the Colonial Global Equity Fund. Nicolas Ghajar continues to manage the Fund and is now the sole portfolio manager of the Fund.


GE-36/793H-0999                                               September 14, 1999
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                             COLONIAL INTERNATIONAL
                                  HORIZONS fund

                  Supplement to Prospectus dated March 1, 1999

Effective immediately, Gita Rao no longer co-manages the Colonial International Horizons Fund. Nicolas Ghajar continues to manage the Fund and is now the sole portfolio manger of the Fund.


HZ-36/794H-0999                                               September 14, 1999